Consolidated Statement of Cash Flows - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (2,844)	$ (21,361)	$ (14,334)
Adjustments To Net Loss:
Depreciation And Amortization	26	765	113
Stock-based Compensation	1,507	1,340	4,901
Impairments		51	1,816
Changes In Fair Value Of Investments And Biological Assets		2,273
Bad Debt Expense		1,335
Interest Expense	20	84	(41)
Income Tax Expense		(98)
Cash Flows From Used In Operations Before Changes Working Capital	(1,291)	(15,611)	(7,545)
Net Change In Non-cash Working Capital:
Trade And Other Receivables	(19)	(5,688)	(472)
Inventory		(1,141)	(55)
Prepaid Expenses And Other Assets	(170)	(1,255)	(26)
Trade Payables And Accrued Liabilities	1,026	3,047	(323)
Net Cash Used In Operating Activities	(454)	(20,648)	(8,421)
Cash Flows From Financing Activities:
Common Shares Issued		42,617	30,000
Warrants Issued	21	8,706
Equity Issue Costs		(5,475)	(3,107)
Exercise Of Warrants And Options		12,851	30
Repayments Of Lease Liability	(5)	(213)	(64)
Loans Received	1,010		6
Interest Paid		(78)	(33)
Loan Repayments		(302)	(1,016)
Net Cash Provided By Financing Activities	1,005	58,106	25,816
Cash Flows From Investing Activities:
Loans Provided	(390)	(273)	2,200
Loan Repayments Received		302	1,000
Purchases Of Property, Plant And Equipment And Intangible Assets	140	3,983	234
Purchase Of Investments		(2,509)
Business And Asset Acquisitions, Net Of Cash Acquired	99	(8,087)	(730)
Net Cash Used In Investing Activities	(431)	(14,550)	(2,164)
Effect Of Exchange Rate On Changes On Cash	20	(817)	152
Change In Cash During The Period	140	22,091	15,383
Cash And Cash Equivalents At Beginning Of Period		15,523	140
Cash And Cash Equivalents At End Of Period	140	37,614	15,523
Supplemental Disclosure Of Non-cash Activities
Common Shares Issued For Business Combinations (note 11)		20,654	$ 304
Common Shares Issued For Business Combinations (note 10)	$ 9	$ 2,507